Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Series Portfolios Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001650149
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 23, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 23, 2019
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Weiss Alternative Balanced Risk Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Weiss Alternative Balanced Risk Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Weiss Alternative Balanced Risk Fund

Class A	(not available for purchase)
Investor Class	WEIZX
Class I	(not available for purchase)
Class K	WEIKX

a Series of Series Portfolios Trust (the “Trust”)

Supplement to the Prospectus dated February 28, 2019

Effective November 22, 2019, the Board of Trustees of the Trust has approved eliminating the redemption fee for the Weiss Alternative Balanced Risk Fund (the “Fund”). Accordingly, all references to the redemption fee are hereby removed from the Fund’s Prospectus, effective November 22, 2019.

Supplement Closing [Text Block]	ck0001650149_SupplementClosingTextBlock	Please retain this Supplement with your Prospectus for future reference.
Weiss Alternative Balanced Risk Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEIZX
Weiss Alternative Balanced Risk Fund | Class K
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WEIKX